Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Amortization of prior service credit (cost)	$ 197	$ 100	$ (90)
Prior service cost		705
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net actuarial loss	1,787	5,122
Accumulated benefit obligation for pension benefits	30,800	28,500
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service cost	42	34	42
Interest cost	1,244	1,197	1,303
Expected return on plan assets	(2,811)	(3,012)	(2,742)
Amortization of net loss (gain)	59	0	67
Net periodic pension credit	(1,466)	(1,781)	(1,330)
Net actuarial (gain) loss included in other comprehensive (loss) income	(3,275)	2,149	(2,240)
Amortization of prior service credit (cost)	0	0
Prior service cost		0
Amortization of net (loss)	(59)	0	(67)
Total recognized in other comprehensive (loss) income	(3,334)	2,149	(2,307)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(4,800)	368	(3,637)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	77
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Accumulated benefit obligation for pension benefits	6,134	5,400	5,613
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service cost	65	53	103
Interest cost	239	202	218
Expected return on plan assets	(990)	(1,028)	(761)
Amortization of net loss (gain)	(333)	(556)	(356)
Amortization of prior service (credit) cost	(197)	(100)	90
Net periodic pension credit	(1,216)	(1,429)	(706)
Net actuarial (gain) loss included in other comprehensive (loss) income	(2,692)	830	(1,584)
Amortization of prior service credit (cost)	197	100	(90)
Prior service cost	0	705	0
Amortization of net gain	333	556	356
Total recognized in other comprehensive (loss) income	(2,162)	2,191	(1,318)
Total amount recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(3,378)	$ 762	$ (2,024)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	663
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 196